Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 26,713	$ 33,630
Finance lease obligations	23,116	17,981
Operating lease obligations	6,161	3,415
Stock-based compensation	4,913	4,200
Transaction costs	1,858	0
Other	10,051	2,241
Deferred tax assets, net of valuation allowance	72,812	61,467
Deferred tax liabilities:
Contract assets	5,693	3,199
Property, plant and equipment	168,813	123,274
Other	7,130	6,494
Deferred tax liabilities, gross	181,636	132,967
Net deferred income tax liability	108,824	71,500
Classified as:
Deferred tax asset	0	387
Deferred tax liability	(108,824)	(71,887)
Net deferred income tax liability	$ (108,824)	$ (71,500)